OTHER ASSETS AND OTHER LIABILITIES, Information of Office Rental (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operational information [Abstract]
Gains (losses) on cash flow hedges, net of tax		S/ 27,186	S/ 18,359	S/ 29,109
Advance payment to suppliers		363,600	629,500
Investments in associates	[1]	763,918	748,663
Disbursement for land and real estate		70,400	25,000
Property, plant and equipment		1,438,609	1,357,525	S/ 1,281,098
Investment Property [Member]
Operational information [Abstract]
Property, plant and equipment		1,235,100	1,235,200
Entidad Prestadora de Salud [Member]
Operational information [Abstract]
Investments in associates		692,100	686,600
Cash Flow Hedges [Member]
Operational information [Abstract]
Gains (losses) on cash flow hedges, net of tax		(2,300)	(12,000)
Revoked Hedges [Member]
Operational information [Abstract]
Gains (losses) on cash flow hedges, net of tax		S/ 2,400	S/ 5,800

[1]	Credicorp’s main associate is Pacífico S.A Entidad Prestadora de Salud (Pacífico EPS), whose balance amounts to S/692.1 million and S/686.6 million as of December 31, 2024 and 2023, respectively, see Note 2.